22. Deferred revenues (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Deferred Revenues [Abstract]
Balance at January 1, 2020	R$ (8,120)
Additions	(369)
Write-offs	15,777
Balance at December 31, 2020	R$ 7,288